Leases (Details) - Schedule of Maturity of Lease Liabilities	Dec. 31, 2023 USD ($)
Schedule of Maturity of Lease Liabilities [Abstract]
2024	$ 3,382
Total lease payments	3,382
Less: interest	(73)
Present value of lease liabilities	$ 3,309